Document and Entity Information	Aug. 12, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 12, 2023
Entity Registrant Name	SYNOPSYS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-19807
Entity Tax Identification Number	56-1546236
Entity Address Address Line 1	675 Almanor Ave.
Entity Address City Or Town	Sunnyvale
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94085
City Area Code	650
Local Phone Number	584-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value of $0.01 per share)
Trading Symbol	SNPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This current report on Form 8-K/A (this “Amendment”) amends the current report on Form 8-K filed by Synopsys, Inc. (“Synopsys”) with the Securities and Exchange Commission on August 16, 2023 (the “Original 8-K”). The sole purpose of this Amendment is to update the disclosure under “Item 5.02 Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers” of the Original 8-K to include additional disclosure regarding Sassine Ghazi’s and Aart J. de Geus’ compensation arrangements that were not determined or available at the time of the Original 8-K. No other changes are being made to the Original 8-K.
Entity Central Index Key	0000883241
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	690 East Middlefield Road
Entity Address City Or Town	Mountain View
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94043